Average Annual Total Returns{- Fidelity Freedom Blend 2055 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K Combo Pro-06 - Fidelity Freedom Blend 2055 Fund	Fidelity Freedom Blend 2055 Fund- Class K Return Before Taxes Past 1 year	Fidelity Freedom Blend 2055 Fund- Class K Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F1682 Past 1 year	F1682 Since Inception
Total	16.30%	13.62%	[1]	28.71%	18.13%	[1]	16.18%	13.11%	[1]

[1]	(a)From August 31, 2018